Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Innovator U.S. Equity Power Buffer ETF - July
Prospectus [Line Items]
Annual Return [Percent]	13.88%	20.04%	(2.07%)	6.70%	7.51%	12.88%